NXG NextGen Infrastructure Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2024

		Fair
Common Stock - 105.4%	Shares	Value
Canadian Midstream - 0.1%
Pembina Pipeline Corporation(2)(4)	5,153	$207,588

Cloud Services - 2.8%
Microsoft Corporation	10,000	4,171,400

Cloud Software - 1.5%
Nutanix Inc(3)	35,000	2,211,650

Crude Oil & Refined Products - 1.0%
Genesis Energy, L.P.	100,000	1,386,000

Cryptocurrency Miners - 1.5%
Cleanspark, Inc.(3)	200,000	2,138,000

Exploration & Production - 4.4%
Viper Energy, Inc.	135,500	6,449,800

Energy Metering & Management - 2.3%
Itron Inc(3)	34,000	3,475,480

Engineering & Construction - 6.6%
Jacobs Solutions, Inc.	19,000	2,866,720
Primoris Services Corporation	39,000	2,201,160
Quanta Services, Inc.	17,000	4,677,210
		9,745,090
Large Cap Diversified C Corps. - 25.0%
Cheniere Energy, Inc.	33,000	6,113,580
Kinder Morgan, Inc.	404,000	8,714,280
Oneok, Inc.	78,000	7,204,080
Pembina Pipeline Corporation(1)(2)	98,847	3,981,557
TC Energy Corp(2)	104,500	4,842,530
Williams Companies, Inc.	133,000	6,087,410
		36,943,437
Mineral Royalties - 1.2%
Sitio Royalties Corporation	82,000	1,822,860

Natural Gas Gatherers & Processors - 12.2%
DT Midstream, Inc.	96,000	7,544,640
Kinetik Holdings, Inc.	98,136	4,341,537
Western Midstream Partners, L.P.	160,000	6,172,800
		18,058,977
Natural Gas Transportation & Storage - 13.9%
Antero Midstream Corporation	296,000	4,401,520
Enlink Midstream LLC	283,000	4,063,880
Hess Midstream, L.P.	113,500	4,239,225
Targa Res Corporation	53,500	7,859,150
		20,563,775
Refiners - 3.6%
Marathon Pete Corporation	15,000	2,656,800
Phillips 66	19,500	2,736,045
		5,392,845
Solar Equipment - 2.8%
First Solar Inc(3)	13,000	2,955,810
NEXTracker Inc(3)	31,000	1,260,770
		4,216,580
Utilities - 21.0%
American Electric Power Co Inc	14,000	1,403,920
Clearway Energy, Inc.(1)	40,000	1,158,400
Constellation Energy Corporation	28,000	5,507,600
Duke Energy Corp	18,000	2,051,100
NextEra Energy Inc	27,000	2,173,770
NRG Energy Inc	76,000	6,460,760
Public Service Enterprise Group Inc	29,000	2,341,750
Southern Co/The	24,000	2,073,600
Vistra Corporation	92,000	7,859,560
		31,030,460
Waste - 1.5%
Republic Services Inc	11,000	2,290,310

Wireless Connectivity - 2.1%
Verizon Communications, Inc.	74,000	3,091,720

YieldCo - 1.9%
Atlantica Sustainable Infrastructure PLC(2)	130,000	2,835,300
Total Common Stocks (Cost $128,455,340)		$156,031,272

Master Limited Partnerships and Related Companies - 23.6%	Units
Large Cap Diversified C Corps - 3.3%
Plains GP Holdings, L.P.(1)	253,000	$4,857,600

Large Cap MLP - 18.6%
Energy Transfer, L.P.(1)	620,499	9,990,041
Enterprise Prods Partners, L.P.	186,500	5,471,910
MPLX, L.P.(1)	186,000	7,975,680
Plains All American Pipeline LP	231,500	4,153,110
		27,590,741
Upstream MLP - 1.7%
TXO Energy Partners, L.P.	123,000	2,460,000
Total Master Limited Partnerships and Related Companies (Cost $22,409,891)		$34,908,341

Real Estate Investment Trusts - 3.0%	Shares
Data Centers - 2.0%
Digital Realty Trust Inc	9,000	$1,364,490
Equinix Inc	2,000	1,668,720
		3,033,210
Renewable Financing - 1.0%
Hannon Armstrong Sustainable Infrastructure Capital Inc	45,000	1,457,100
Total Real Estate Investment Trusts (Cost $4,461,814)		$4,490,310

Fixed Income - 0.0%	Principal Amount
Exploration & Production - 0.0%
Sanchez Energy Corporation, 6.125%, due 01/15/2050(1)(4)	5,000,000	$-
Total Fixed Income (Cost $4,932,683)		$-

Short-Term Investments - Investment Companies - 3.6%	Shares
First American Government Obligations Fund - Class X, 5.22%(1)(5)	2,713,753	$2,713,753
First American Treasury Obligations Fund - Class X, 5.18%(1)(5)	2,713,752	2,713,752
Total Short-Term Investments - Investment Companies (Cost $5,427,505)		$5,427,505

Total Investments - 135.6% (Cost $165,687,233)		$200,857,428
Written Options (6) - 0.1% (Premiums Received $78,335)		78,335
Liabilities in Excess of Other Assets - (35.7)%		(52,818,513)
Net Assets Applicable to Common Stockholders - 100.0%		$148,038,915

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	Foreign issued security. Foreign concentration is as follows: Canada 6.10%, United Kingdom 1.92%.
(3)	No distribution or dividend was made during the period ended August 31, 2024. As such, it is classified as a non-income producing security as of August 31, 2024.
(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors. As of August 31, 2024, the value of these investments was $207,588 or 0.14% of total net assets.

(5)	Rate reported is the current yield as of August 31, 2024.
(6) Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Cleanspark, Inc., Call Option	$11.00	9/6/2024	USD	1,000	$27,102	$27,102	-
First Solar Inc, Call Option	$237.50	9/6/2024	USD	100	$13,034	$13,034	-
Microsoft Corp, Call Option	$417.50	9/6/2024	USD	50	$15,515	$15,515	-
Vistra Corp, Call Option	$89.00	9/6/2024	USD	550	$22,683	$22,683	-
					$78,335	$78,335	$-

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2024	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$156,031,272	$156,031,272	$-	$-
Master Limited Partnerships and Related Companies (a)	34,908,341	34,908,341	-	-
Real Estate Investment Trusts (a)	4,490,310	4,490,310	-	-
Total Equity Securities	195,429,923	195,429,923	-	-
Other
Short Term Investments (a)	5,427,505	5,427,505	-	-
Total Other	5,427,505	5,427,505	-	-
Total Assets	$200,857,428	$200,857,428	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2024.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2024.